Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
New accounting standards that could significantly affect the company's Consolidated Financial Statements are summarized as follows:

Issue Date	Description	Effective Date for the Company	Effect on the Company’s Consolidated Financial Statements
February 2013	Requires reporting of significant reclassifications out of accumulated other comprehensive income on the face of the financial statements or in the notes.	Prospectively, beginning January 1, 2013; early adoption permitted.	Will expand disclosure.
July 2012
Amends the guidance on testing indefinite-lived intangible assets, other than goodwill, for impairment and permits the use of qualitative factors in determining whether it is likely that indefinite-lived intangible assets impairment exists.
		Prospectively, beginning January 1, 2013; early adoption permitted.	Because the measurement of a potential impairment loss has not changed, the amended standards will not have an effect on the company's Consolidated Financial Statements upon adoption in 2013.

CONSOLIDATION
CONSOLIDATION
The Consolidated Financial Statements include the accounts of Chiquita Brands International, Inc. ("CBII"), controlled majority-owned subsidiaries and any entities that are not majority-owned but require consolidation as a variable interest entity (collectively, "Chiquita" or the company). Intercompany balances and transactions have been eliminated.

USE OF ESTIMATES
USE OF ESTIMATES
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP"), which require management to make estimates and assumptions that affect the amounts and disclosures reported in the consolidated financial statements and accompanying notes. Significant estimates are inherent in the preparation of the accompanying consolidated financial statements. Significant estimates are made in determining allowance for doubtful accounts for grower and trade receivables, sales incentives, reviews of carrying values of long-lived assets, fair value assessments, goodwill and intangible asset valuations, pension and severance plans, income taxes and contingencies. Actual results could differ from these estimates.

CASH AND EQUIVALENTS	CASH AND EQUIVALENTS Cash and equivalents include cash and highly liquid investments with a maturity of three months or less at the time of purchase.
TRADE RECEIVABLES
TRADE RECEIVABLES
Trade receivables less allowances reflect the net realizable value of the receivables, and approximate fair value. The company generally does not require collateral or other security to support trade receivables subject to credit risk. To reduce credit risk, the company performs credit investigations prior to establishing customer credit limits and reviews customer credit profiles on an ongoing basis. Allowances against the trade receivables are established based on the company's knowledge of customers' financial condition, historical loss experience and account payment status compared to invoice payment terms. Allowances are recorded and charged to expense when an account is deemed to be uncollectible. Recoveries of trade receivables previously reserved in the allowance are credited to income.

FINANCE RECEIVABLES
FINANCE RECEIVABLES
The company includes finance receivables in the Consolidated Balance Sheets net of allowances, with current portions included in "Other receivables, net" and long-term portions included in "Investments and other assets, net." The largest components of finance receivables are seasonal grower advances and seller financing from prior sales of certain subsidiaries. Seasonal grower advances made to qualified growers of other produce are non-interest bearing, usually short-term in nature and are generally collected as the other produce is harvested and sold. The company generally requires property liens and pledges of the season's produce as collateral to support the advances. If sales of the season's produce do not result in full repayment of the advance, the company may exercise the collateral provisions or renegotiate terms, including interest, to collect the remaining balance. Terms of seller financing are typically based on the earnings power of the business that was sold.
Allowances are established when the company determines it is probable that the grower will be unable to repay the advance based on the company's knowledge of the grower's financial condition and the company's historical loss experience. Allowances are measured for each individual finance receivable using quantitative and qualitative factors, considering the value of any collateral securing the seller financing or grower advance. Interest receivable on overdue or renegotiated seller financing or grower advances is placed into nonaccrual status when collectibility becomes uncertain. Collectibility is assessed at the end of each reporting period and write-offs are recorded only when collection efforts have been abandoned. Recoveries of other receivables previously reserved in the allowance are credited to income.

INVENTORIES
INVENTORIES
Inventories are valued at the lower of cost or market. Cost for banana growing crops and banana inventories is determined on the "last-in, first-out" (LIFO) basis. Cost for other inventory categories, including other fresh produce and value-added salads, is determined on the "first-in, first-out" (FIFO) or average cost basis. Banana and other fresh produce inventories represent costs associated with boxed bananas and other fresh produce not yet sold. Growing crop inventories primarily represent the costs associated with growing banana plants on company-owned farms or growing lettuce on third-party farms where the company bears substantially all of the growing risk. Materials and supplies primarily represent growing and packaging supplies maintained on company-owned farms or in production plants and warehouses. Inventory costs are comprised of the purchase and transportation cost plus production labor and overhead.

INVESTMENTS
INVESTMENTS
Investments representing non-controlling interests are accounted for by the equity method when the company has the ability to exercise significant influence over the investees' operations. Investments that the company does not have the ability to significantly influence are valued at cost. Publicly traded investments that the company does not have the ability to significantly influence are accounted for as available-for-sale securities at fair value. Unrealized holding gains or losses on available-for-sale securities are excluded from operating results and are recognized in shareholders' equity (accumulated other comprehensive income) until realized. The company assesses any declines in the fair value of individual investments to determine whether such declines are other-than-temporary and whether the investments are impaired.

PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment are stated at cost, and except for land, are depreciated on a straight-line basis over their estimated remaining useful lives. The company generally uses 5 to 30 years for cultivations, 10 to 40 years for buildings and improvements, and 3 to 15 years for machinery and equipment. Cultivations represent the costs to plant and care for banana plants until such time that the root system can support commercial quantities of fruit, as well as the costs to build levees, drainage canals and other farm infrastructure to support the banana plants. When assets are retired or otherwise disposed of, the costs and related accumulated depreciation are removed from the accounts. The difference between the net book value of the asset and the proceeds from disposition is recognized as a gain or loss. Routine maintenance and repairs are charged to expense as incurred, while costs of betterments and renewals are capitalized. The company reviews the carrying value of its property, plant and equipment when impairment indicators are noted.

GOODWILL, TRADEMARKS AND INTANGIBLE ASSETS
GOODWILL, TRADEMARKS AND INTANGIBLE ASSETS
Impairment reviews comparing fair value to carrying value are highly judgmental and involve the use of significant estimates and assumptions, which determine whether there is potential impairment and the amount of any impairment charge recorded. Fair value assessments involve estimates of discounted cash flows that are dependent upon discount rates and long-term assumptions regarding future sales and margin trends, market conditions and cash flow. Actual results may differ from these estimates. Fair value measurements used in the impairment reviews of goodwill and intangible assets are Level 3 measurements, as described in Note 12. See further information about the company's policy for fair value measurements below under "Fair Value Measurements" and in Note 12.
A significant portion of the company's goodwill, trademarks and intangible assets relate to the company's salad operations, Fresh Express. Due to lower operating performance of retail value-added salad business, lower retail value-added salad volumes, lower perceived valuation multiples in the packaged salad industry and continuing demand for private label versus branded products, the 2012 analyses resulted in a $157 million ($157 million after-tax) impairment charge to goodwill and a $23 million ($14 million after-tax) impairment charge to the Fresh Express trademark. The company also fully impaired goodwill related to a non-core business in 2012, resulting in $2 million of additional goodwill impairment charges.
Goodwill. Goodwill is reviewed for impairment each fourth quarter, or more frequently if circumstances indicate the possibility of impairment. The 2011 and 2010 reviews did not indicate impairment; however impairment charges resulted from the 2012 review.
The first step of the impairment review compares the fair value of the Fresh Express reporting unit to the carrying value. Consistent with prior impairment reviews, the company estimated the fair value of the reporting unit using a combination of: (i) a market approach based on multiples of revenue and earnings before interest, taxes, depreciation and amortization ("EBITDA") from recent comparable transactions and other market data; and (ii) an income approach based on expected future cash flows discounted at 13.0%, 9.7% and 9.6% in 2012, 2011 and 2010, respectively. The increase in the discount rate for the 2012 analysis reflects the additional industry-specific risk corresponding to the lower perceived revenue and EBITDA multiples for the packaged salad industry. The market approach and the income approach were weighted equally based on judgment of the comparability of the recent transactions and the risks inherent in estimating future cash flows. Management considered recent economic and industry trends, as well as risk in executing its current plans in estimating Fresh Express' expected future cash flows in the income approach. In 2012, the first step of the impairment analysis indicated impairment, which was measured in the second step. In 2011 and 2010, the first step did not indicate impairment because the estimated fair value of the Fresh Express reporting unit was greater than its carrying value; therefore, the second step was not required. In addition, no events or changes in circumstances occurred in 2012, 2011 or 2010 that required impairment testing in between annual tests.
The second step measures the implied value of goodwill by subtracting the fair value of the Fresh Express reporting unit's assets and liabilities, including intangible assets, from the fair value of Fresh Express as estimated in step 1. The 2012 goodwill impairment charge was measured as the difference between the implied value of goodwill and the carrying value.
Significant assumptions used to estimate the fair value of the Fresh Express reporting unit include estimates of future cash flows, discount rate and multiples of revenue and EBITDA. These assumptions are typically not considered individually because assumptions used to select one variable should also be considered when selecting other variables; however, sensitivity of the overall fair value assessment to each significant variable is also considered. In the 2011 and 2010 analyses, reasonably possible fluctuations in the discount rate, cash flows or market multiples did not indicate impairment. In 2011 and 2010, management also considered the operation of the business in several possible business environments; in each case management assumed that Fresh Express would be able to recapture increases in commodity costs affecting the industry, such as increases in transportation or raw product costs. In the 2012 analysis, a 1.0 percentage point increase in the selected discount rate would have resulted in $8 million of additional impairment, and a 5% decrease in the selected multiples of revenue and EBITDA would have resulted in $10 million of additional impairment.
Trademarks. Trademarks are indefinite-lived intangible assets that are not amortized and are also reviewed each fourth quarter, or more frequently if circumstances indicate the possibility of impairment. In addition, no events or changes in circumstances occurred in 2012, 2011 or 2010 that required impairment testing in between annual tests. The review compares the estimated fair values of the trademarks to the carrying values. The 2011 and 2010 reviews did not indicate impairment because the estimated fair values were greater than the carrying values. As noted above, the 2012 review resulted in an impairment charge to the Fresh Express trademark. Consistent with prior reviews, the company estimated the fair values of the trademarks using the relief-from-royalty method. The relief-from-royalty method estimates the royalty expense that is avoided as a result of owning the respective trademarks. The royalty savings are measured by applying a royalty rate to projected sales to estimate cash flows attributable to the trademark then converting those cash flows (after-tax) to a present value using a discount rate that considers the risk associated with owning the trademarks. Royalty rates are selected based on recent available data for similar trademark license arrangements as well as assessments of the cash flows from the business activities related to the trademark.
For the Chiquita trademark, the company assumed royalty rates of 2.5%, 3.0% and 3.0% and discount rates of 11.0%, 11.3% and 11.1% in the 2012, 2011 and 2010 impairment analyses, respectively. The fair value estimate is most sensitive to the royalty rate but reasonably possible fluctuations in both the royalty rates and the discount rates for both the Chiquita trademarks also did not indicate impairment.
For the Fresh Express trademarks, the company assumed royalty rates of 1.0%, 3.0% and 3.0% and discount rates of 13.0%, 11.3% and 11.1% in the 2012, 2011 and 2010 impairment analyses, respectively. A 0.5 percentage point decrease in the selected royalty rate in the 2012 analysis would have resulted in $18 million of additional impairment and a 1.0 percentage point increase in the selected discount rate would have resulted in an additional $3 million of impairment. At the time of the 2011 and 2010 analyses, reasonably possible fluctuations in the selected royalty rate or the selected discount rate did not indicate impairment.
Other Intangible Assets. The company's intangible assets with definite lives consist of customer relationships and patented technology primarily related to Fresh Express. These assets are amortized on a straight-line basis (which approximates the attrition method) over their estimated remaining lives. The weighted average remaining lives of the Fresh Express customer relationships and patented technology are 11 years and 9 years, respectively. As amortizable intangible assets, the company reviews the carrying value only when impairment indicators are present, by comparing (i) estimates of undiscounted future cash flows, before interest charges, included in the company's operating plans versus (ii) the carrying values of the related assets. Tests are performed over asset groups at the lowest level of identifiable cash flows. No impairment indicators existed in 2011 or 2010. The failure of step 1 of the goodwill impairment analysis was an impairment indicator in 2012, but the undiscounted cash flows associated with the other intangible assets were greater than the carrying value, and therefore, no impairment was present.

REVENUE RECOGNITION
REVENUE RECOGNITION
The company records revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the customer is fixed or determinable, and collectibility is reasonably assured. This generally occurs when the product is delivered to, and title to the product passes to, the customer.

SALES INCENTIVES
SALES INCENTIVES
The company, primarily in its Salads and Healthy Snacks segment and also in its Bananas segment in certain countries, offers sales incentives to its customers and to consumers. These incentives primarily consist of volume-related rebates, placement fees (fees paid to retailers for product display), consumer coupons and promotional discounts. Consideration given to customers and consumers related to sales incentives is recorded as a reduction of "Net sales" in the Consolidated Statements of Income. Changes in the estimated amount of incentives to be paid are treated as changes in estimates and are recognized in the period of change.

ADVERTISING AND PROMOTION EXPENSE
ADVERTISING AND PROMOTION EXPENSE
Advertising and promotion expense are included in "Selling, general and administrative" and was $27 million, $56 million and $58 million for the years ended December 31, 2012, 2011 and 2010, respectively. Television advertising costs related to production are expensed the first time an ad airs in each market and the cost of advertising time is expensed over the advertising period. Other types of advertising and promotion are expensed over the advertising or promotion period.

SHIPPING AND HANDLING FEES AND COSTS
SHIPPING AND HANDLING FEES AND COSTS
Shipping and handling fees billed to customers are included in "Net sales" and shipping and handling costs are recorded in "Cost of sales" in the Consolidated Statements of Income.

VALUE ADDED TAXES
VALUE ADDED TAXES
Value added taxes ("VAT") that are collected from customers and remitted to taxing authorities in applicable jurisdictions are excluded from sales and cost of sales. Receivables result from filing for refunds of VAT paid to various governments and liabilities result from collections that have not yet been remitted to taxing authorities. As of December 31, 2012 and 2011, the company had $39 million and $36 million, respectively, of VAT receivables classified in "Other receivables, net," and $2 million and $2 million, respectively, classified in "Investments and other assets, net" in addition to $7 million and less than $1 million, respectively, of VAT liabilities classified in "Accounts payable."

LEASES
LEASES
Leases are evaluated at inception or upon any subsequent material modification for treatment as either capital or operating, depending on the terms of each lease. For operating leases that contain built-in pre-determined rent escalations, rent holidays or rent concessions, rent expense is recognized on a straight-line basis over the life of the lease.

STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
The company's share-based awards include restricted stock units ("RSU"), a Long-Term Incentive Program ("LTIP") and stock options. RSU awards generally vest over four years, and prior to vesting, shares are not issued and grantees are not eligible to vote or receive dividends on the restricted stock units. RSU awards are equity-classified and the fair value of these awards is determined at the grant date and expensed over the period from the grant date to the date the employee is no longer required to provide service to earn the award, which could be immediately in the case of retirement-eligible employees.
Certain executive level employees participate in the LTIP, where awards are intended to be performance-based compensation as defined in Section 162(m) of the Internal Revenue Code. The LTIP allows for awards to be issued at the end of each three-year performance period. Prior to the 2011-2013 performance period, one-half of each LTIP award was based on the company's achievement of cumulative earnings per share targets ("EPS awards"), and the other half was based on the company's achievement of total shareholder return relative to peer companies ("TSR awards"). For the 2011-2013 and 2012-2014 performance periods, 20% is a TSR award, 40% is an EPS award and 40% is based on the company's achievement of a free cash flow target ("FCF award"). The value of TSR awards is based on a Monte Carlo simulation at the measurement date. The value of EPS and FCF awards is based on the share price at the measurement date and an estimate of the expected number of shares to be issued.
In 2010, the LTIP was modified to allow a portion of the awards to be paid in cash in an amount substantially equal to the estimated tax liability triggered by such awards. LTIP awards outstanding in 2010 were modified, which changed them to liability-classified awards from equity-classified awards. Both liability-classified and equity-classified awards recognize the fair value of the award ratably over the performance period; however, equity-classified awards only measure the fair value at the grant date, whereas liability-classified awards measure the fair value at each reporting date, with changes in the fair value of the award cumulatively adjusted through expense each period. For modified awards, expense is recognized at the greater of the equity-method or the liability-method. At December 31, 2012, the expense for the modified LTIP awards was measured under the equity classification, as the original equity value of the awards is higher than the current value. The LTIP awards for the 2011-2013 and 2012-2014 performance periods have been liability-classified since their respective grant dates.

CONTINGENT LIABILITIES
CONTINGENT LIABILITIES
Each period, the company reviews the status of each claim and legal proceeding and assesses the potential financial exposure. This is coordinated with information obtained from external and internal counsel. If the potential loss from any claim or legal proceeding is probable and the amount can be reasonably estimated, the company accrues a liability for the estimated loss. To the extent the amount of a probable loss is estimable only by reference to a range of equally likely outcomes, and no amount within the range appears to be a better estimate than any other amount, the company accrues the low end of the range. Management makes judgments related to accruals based on the best information available at the time, which may be based on estimates and assumptions, including those that depend on external factors beyond the company's control. As additional information becomes available, the company reassesses and may revise estimates for the potential liabilities related to pending claims and litigation. Legal costs are expensed as incurred.

INCOME TAXES
INCOME TAXES
The company is subject to income taxes in both the United States and numerous foreign jurisdictions. Income tax expense or benefit is provided for using the asset and liability method. Deferred income taxes are recognized at currently enacted tax rates for the expected future tax consequences attributable to temporary differences between amounts reported for income tax purposes and financial reporting purposes. Deferred taxes are not provided for the undistributed earnings of subsidiaries operating outside the U.S. that have been permanently reinvested in foreign operations.
The company regularly reviews all deferred tax assets on a tax filer and jurisdictional basis to estimate whether these assets are more likely than not to be realized based on all available evidence. This evidence includes historical taxable income, projected future taxable income, the expected timing of the reversal of existing temporary differences and the implementation of tax planning strategies and projected future taxable income. The weight given to the positive and negative evidence is commensurate with the extent to which the evidence is objectively verified. The expected timing of the reversals of existing temporary differences is based on current tax law and the company's tax methods of accounting. Projected future taxable income is based on expected results and assumptions as to the jurisdiction in which the income will be earned. The expected timing of the reversals of existing temporary differences is based on current tax law and the company's tax methods of accounting. Unless deferred tax assets are more likely than not to be realized, a valuation allowance is established to reduce the carrying value of the deferred tax asset until such time that realization becomes more likely than not. Increases and decreases in these valuation allowances are included in "Income tax expense (benefit)" in the Consolidated Statements of Income.
In the ordinary course of business, there are many transactions and calculations where the ultimate income tax determination is uncertain. The evaluation of a tax position is a two-step process. The first step is to evaluate the uncertain tax position for recognition by determining if the weight of available evidence indicates that it is "more-likely-than-not" that a tax position, including resolution of any related appeals or litigation, will be sustained upon examination based on its technical merits. If the recognition criterion is met, the second step is to measure the income tax benefit to be realized. Tax positions or portions of tax positions that do not meet the recognition and realization criteria are de-recognized by recording reserves. The company establishes reserves for income tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes, penalties and interest could be due. Provisions for and changes to these reserves, as well as the related net interest and penalties, are included in "Income tax expense (benefit)" in the Consolidated Statements of Income. Significant judgment is required in evaluating tax positions and determining the company's provision for income taxes. The company regularly reviews its tax positions, and the reserves are adjusted in light of changing facts and circumstances, such as the resolution of outstanding tax audits or contingencies in various jurisdictions and the expiration of statutes of limitations.

EARNINGS PER SHARE
EARNINGS PER SHARE
Basic earnings per share are calculated on the basis of the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated on the basis of the sum of the weighted average number of common shares outstanding during the year and the dilutive effect of the assumed conversion to common stock of the 4.25% convertible senior notes and the exercise or vesting of options and other stock awards using the treasury stock method. The assumed conversion to common stock of securities that would, on an individual basis, have an anti-dilutive effect on diluted earnings per share is not included in the diluted earnings per share computation.

CURRENCY TRANSLATION ADJUSTMENT
CURRENCY TRANSLATION ADJUSTMENT
The company primarily uses the U.S. dollar as its functional currency, and monetary assets denominated in other than U.S. dollars are remeasured at the balance sheet date with related transaction gains and losses recognized currently in earnings. Certain smaller subsidiaries have functional currencies other than the U.S. dollar.

HEDGING
HEDGING
The company is exposed to currency exchange risk, most significantly from the value of the euro and its effect on the amount of euro net sales from the conversion of euro-denominated sales into U.S. dollars. The company is also exposed to price risk on purchases of bunker fuel used in its ocean shipping operations. The company may reduce these risks by purchasing derivatives, such as options and forward contracts. When purchasing derivatives, the company identifies a "forecasted hedged transaction," which is a specific future transaction (e.g., the purchase of fuel or exchange of currency in a specific future period), and designates the risk associated with the forecasted hedged transaction that the derivative will mitigate. The fair value of all derivatives is recognized in the Consolidated Balance Sheets. Gains and losses from changes in fair value of derivatives are recognized in net income in the current period if a derivative does not qualify for, or is not designated for, hedge accounting.
Most of the company's derivatives qualify for hedge accounting as cash flow hedges. The company formally documents all relationships between derivatives and the forecasted hedged transactions, including the company's risk management objective and strategy for undertaking various hedge transactions. To the extent that a derivative is effective in offsetting the designated risk exposure of the forecasted hedged transaction, gains and losses are deferred in accumulated other comprehensive income ("AOCI") in the Consolidated Balance Sheets until the respective forecasted hedged transaction occurs, at which point any gain or loss is recognized in net income. Gains or losses on effective hedges that have been terminated prior to maturity are also deferred in AOCI until the forecasted hedged transactions occur. For the ineffective portion of the hedge, gains or losses are reflected in net income in the current period. Ineffectiveness is caused by an imperfect correlation of the change in fair value of the derivative and the risk that is hedged.
The earnings effect of the derivatives is recorded in "Net sales" for currency hedges and in "Cost of sales" for fuel hedges. The company does not hold or issue derivative financial instruments for speculative purposes. See Note 11 for additional description of the company's hedging activities.

FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
The company carries financial assets and financial liabilities at fair value, as further described in Note 12, but did not elect to carry nonfinancial assets and nonfinancial liabilities at fair value. Fair value measurements of nonfinancial assets and nonfinancial liabilities are primarily used in goodwill and other intangible asset impairment reviews and in the valuation of assets held for sale. Fair value standards provide a framework for measuring fair value, which prioritizes the use of observable inputs in measuring fair value. Fair value is the price to hypothetically sell an asset or transfer a liability in an orderly manner in the principal market for that asset or liability. The standards address valuation techniques used to measure fair value including the market approach, the income approach and the cost approach. The market approach uses prices or relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach involves converting future cash flows to a single present value, with the fair value measurement based on current market expectations about those future cash flows. The cost approach is based on the amount that currently would be required to replace the service capacity of the asset. See further information related to fair value measurements above under "Goodwill, Trademarks and Intangible Assets" and in Notes 12 and 14.

PENSION AND TROPICAL SEVERANCE PLANS
PENSION AND TROPICAL SEVERANCE PLANS
The company records the underfunded status of the defined benefit postretirement plan and tropical severance plans as a liability on the Consolidated Balance Sheets, recognizes changes in the funded status in AOCI in the year in which the changes occur, and measures the plan assets and obligations that determine the funded status as of the end of the fiscal year. Significant assumptions used in the actuarial calculation of the liabilities and expense related to the company's defined benefit and foreign pension and severance plans include the discount rate, long-term rate of compensation increase and the long-term rate of return on plan assets. For domestic plans, the company uses a discount rate based on a yield curve which uses the plans' expected payouts combined with a large population of high quality, fixed income investments in the U.S. that are appropriate for the expected timing of the plans' payments. For foreign plans, the company uses a discount rate based on the 10-year U.S. Treasury rate adjusted to reflect local inflation rates in those countries.